Note 4 - Debt Obligations - Pricing Supplements (Details) - USD ($)	Sep. 30, 2016	Dec. 31, 2015	Jan. 31, 2015	Dec. 31, 2014	Mar. 26, 2014
Conversion Price (in dollars per share)					$ 0.25
Aggregate Investments	$ 5,117,876	$ 3,245,972
The 2015 Unit Offering [Member]
Warrant Exercise Price (in dollars per share)			$ 0.30
Aggregate Investments	$ 4,811,713
Pricing Supplement No.1 [Member] | The 2015 Unit Offering [Member]
Conversion Price (in dollars per share)	$ 0.25
Warrant Exercise Price (in dollars per share)	$ 0.40
Aggregate Investments	$ 460,000
Pricing Supplement No.2 [Member] | The 2015 Unit Offering [Member]
Conversion Price (in dollars per share)	$ 0.25
Warrant Exercise Price (in dollars per share)	$ 0.40
Aggregate Investments	$ 1,100,000
Pricing Supplement No.3 [Member] | The 2015 Unit Offering [Member]
Conversion Price (in dollars per share)	$ 0.35
Warrant Exercise Price (in dollars per share)	$ 0.45
Aggregate Investments	$ 1,546,713
Pricing Supplement No.4 [Member] | The 2015 Unit Offering [Member]
Conversion Price (in dollars per share)	$ 0.35
Warrant Exercise Price (in dollars per share)	$ 0.45
Aggregate Investments	$ 550,000
Pricing Supplement No.5 [Member] | The 2015 Unit Offering [Member]
Conversion Price (in dollars per share)	$ 0.55
Warrant Exercise Price (in dollars per share)	$ 0.70
Aggregate Investments	$ 1,155,000